SUPPLEMENTARY CASH FLOW INFORMATION	3 Months Ended
Nov. 30, 2020
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

10.         SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Period ended	November 30, 2020	November 30, 2019

Amounts receivable, prepaid expenses and other assets	$(146)	$87
Accounts payable and other liabilities	(706)	(218)
	$(852)	$(131)